Other operating expenses, net	12 Months Ended
Dec. 31, 2021
Other operating expenses, net

27.	Other operating expenses, net

Other operating income and expenses correspond to the effects of major or nonrecurring events occurred during the year that do not meet the definition for the other Statements of Income lines.

	2021	2020	2019

Tax installments and other tax risks	(139)	(374)	(158)
Restructuring expenses (i)	(290)	(454)	(267)
Gain on disposal of property and equipment(ii)	(17)	378	39
Extra Hiper stores transaction (iii)	426	-	-
Corporate reorganization (iv)	-	513	-
Prevention spending – Covid-19 (v)	-	(134)	-
Others	13	-	-
	(7)	(71)	(386)

(i)	Amounts related to restructuring expenses in the Brazilian operations and those incurred in connection with the acquisition of Éxito Group.
(ii)	In 2020, the net gain on disposal of fixed assets was mainly impacted by Sale and Leaseback operations in the amount of R$187 (see note 1.4, disposal of 3 stores in the city of Curitiba in the amount of R$68 and the disposal of 2 non-core properties in the city of São Paulo in the amount of R$190 (see note 32), R$45 in 2019.
(iii)	For the sale of these 20 commercial points and the 6 owned properties, on December 31, 2021, the Company recorded revenue in the amount of R$1.2 billion, in addition to write-offs of assets corresponding to the amount of R$481, positive effect from the remeasurement of IFRS 16 of R$522 and expenses of R$816 (R$147 of which related to dismissal of employees, R$283 cancellation of contracts, R$279 markdown of inventories and R$107 other expenses related to the transaction)). See Note 1.1.
(iv)	Impacts related to the spin-off of Sendas totaled revenue of R$513 including (i) revaluation of the remaining held in FIC by IFRS10 (50% of the interest held in GPA was transferred to Sendas at fair value price) in the amount of R$573 (see note 1.2) and (ii) costs related to the spin-off (expenses of R$60).
(v)	The expenses incurred as a consequence of the pandemic refer to the purchase of individual protection items and adaptation of the stores, expenses with overtime, expenses with internal and external communication, incremental expenses with transportation and with cleaning and sanitation services.